Business And Credit Concentrations, Major Customers And Geographic Information (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Segment Reporting Information [Line Items]
Consolidated net sales attributable to one major domestic distributor									$ 10,600,000
Percent of consolidated net sales per customer									12.70%
Percent of balance payable per customer									8.10%
Percentage of revenues from domestic customers									74.00%	76.00%	73.00%
Percentage of revenues from international customers									26.00%	24.00%	27.00%
Total net sales	22,134,429	22,003,689	22,051,197	17,334,015	19,667,202	18,775,145	17,184,460	17,712,784	83,523,330	73,339,591	67,506,174
Operating income (losses)									4,417,811	1,474,751	(5,441,536)
Total assets	47,762,345				44,945,214				47,762,345	44,945,214
Maximum [Member]
Segment Reporting Information [Line Items]
Percent of consolidated net sales per customer									10.00%	10.00%	10.00%
Percent of balance payable per customer									5.00%	5.00%
Centric Solutions LLC [Member]
Segment Reporting Information [Line Items]
Total net sales									1,774,228	839,412	508,624
Operating income (losses)									(515,000)	(873,000)	(1,200,000)
Total assets	$ 309,000				$ 364,000				$ 309,000	$ 364,000